INTANGIBLE ASSETS, NET (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
INTANGIBLE ASSETS, NET
Balance on beginning period	R$ 785,493	R$ 818,362
Additions	4,154,078	84,536
Write-offs	50,982	(84,663)
Transfers	1,623	(32,742)
Transfers Held for Sales/Merger	(222,584)
Balance on ending period	4,992,176	785,493
Renegotiation of Hydrological Risk
INTANGIBLE ASSETS, NET
Balance on ending period	4,265,889
Related to the Concession - Generation
INTANGIBLE ASSETS, NET
Balance on beginning period	428,861	466,556
Additions	4,046,941	(318)
Write-offs	575	(36,186)
Transfers	(3,533)	(1,191)
Balance on ending period	4,472,844	428,861
Related to the Concession - Generation | Accumulated depreciation
INTANGIBLE ASSETS, NET
Balance on beginning period	(15,697)	(14,450)
Additions	(251,785)	(15,444)
Transfers	(13,765)	14,197
Balance on ending period	(281,247)	(15,697)
Related to the Concession - Generation | Impairment
INTANGIBLE ASSETS, NET
Balance on beginning period	(872)	(6,439)
Additions	(1,019)	(443)
Write-offs	870	6,010
Balance on ending period	(1,021)	(872)
Related to the Concession - Generation | In operation
INTANGIBLE ASSETS, NET
Balance on beginning period	405,153	444,414
Additions	4,021,800	(7,888)
Write-offs	575	(30,182)
Transfers	(3,297)	(1,191)
Balance on ending period	4,424,231	405,153
Related to the Concession - Generation | In operation | Gross value
INTANGIBLE ASSETS, NET
Balance on beginning period	287,179	301,982
Additions	8,715	7,999
Write-offs	(295)	(7,414)
Transfers	10,468	(15,388)
Balance on ending period	306,067	287,179
Related to the Concession - Generation | Ongoing
INTANGIBLE ASSETS, NET
Balance on beginning period	23,708	22,142
Additions	25,141	7,570
Write-offs		(6,004)
Transfers	(236)
Balance on ending period	48,613	23,708
Related to the Concession - Generation | Ongoing | Gross value
INTANGIBLE ASSETS, NET
Balance on beginning period	23,708	22,142
Additions	25,141	7,570
Write-offs		(6,004)
Transfers	(236)
Balance on ending period	48,613	23,708
Related to the Concession - Generation | Renegotiation of Hydrological Risk
INTANGIBLE ASSETS, NET
Balance on beginning period	134,543	163,321
Additions	4,265,889
Write-offs		(28,778)
Balance on ending period	4,400,432	134,543
Transmission
INTANGIBLE ASSETS, NET
Balance on beginning period	2,092	2,092
Balance on ending period	2,092	2,092
Transmission | In operation | Gross value
INTANGIBLE ASSETS, NET
Balance on beginning period	791	791
Balance on ending period	791	791
Transmission | Ongoing | Gross value
INTANGIBLE ASSETS, NET
Balance on beginning period	1,301	1,301
Balance on ending period	1,301	1,301
Management
INTANGIBLE ASSETS, NET
Balance on beginning period	354,540	349,714
Additions	107,137	84,854
Write-offs	50,407	(48,477)
Transfers	5,156	(31,551)
Balance on ending period	517,240	354,540
Management | Accumulated depreciation
INTANGIBLE ASSETS, NET
Balance on beginning period	(702,732)	(641,270)
Additions	(42,226)	(46,995)
Transfers	37,549	(14,467)
Balance on ending period	(707,409)	(702,732)
Management | Impairment
INTANGIBLE ASSETS, NET
Balance on beginning period	(316,288)	(316,288)
Write-offs	53,506
Transfers	193,711
Balance on ending period	(69,071)	(316,288)
Management | Others
INTANGIBLE ASSETS, NET
Balance on beginning period	(52,931)	(52,931)
Balance on ending period		(52,931)
Management | In operation
INTANGIBLE ASSETS, NET
Balance on beginning period	8,658	95,793
Additions	20,288	(40,274)
Write-offs	50,981	(48,477)
Transfers	58,294	1,616
Balance on ending period	138,221	8,658
Management | In operation | Gross value
INTANGIBLE ASSETS, NET
Balance on beginning period	1,027,678	1,053,351
Additions	62,514	6,721
Write-offs	(2,525)	(48,477)
Transfers	(172,966)	16,083
Balance on ending period	914,701	1,027,678
Management | Ongoing
INTANGIBLE ASSETS, NET
Balance on beginning period	345,882	253,921
Additions	86,849	125,128
Write-offs	(574)
Transfers	(53,138)	(33,167)
Balance on ending period	379,019	345,882
Management | Ongoing | Gross value
INTANGIBLE ASSETS, NET
Balance on beginning period	345,882
Additions	86,849
Write-offs	(574)
Transfers	(53,138)
Balance on ending period	379,019	345,882
Management | Ongoing | Gross value | Previously Reported
INTANGIBLE ASSETS, NET
Balance on beginning period	R$ 398,813	306,852
Additions		125,128
Transfers		(33,167)
Balance on ending period		R$ 398,813